Operating Costs and Expenses	12 Months Ended
Dec. 31, 2022
Operating Costs And Expenses
Operating Costs and Expenses

31.	Operating Costs and Expenses

			General
			and	Other
	Operational	Selling	administrative	operational
	costs	expenses	expenses	expenses, net	12.31.2022	12.31.2021	12.31.2020
Non-manageable costs and expenses
Electricity purchased for resale (31.1)	(8,096,910)	-	-	-	(8,096,910)	(9,503,743)	(6,829,530)
Charge of the main distribution and transmission grid	(2,520,527)	-	-	-	(2,520,527)	(2,501,641)	(1,525,567)
Materials and supplies for power electricity	(120,409)	-	-	-	(120,409)	(1,854,948)	(404,496)
Natural gas and supplies for gas business	(939,516)	-	-	-	(939,516)	(506,065)	(354,701)
	(11,677,362)	-	-	-	(11,677,362)	(14,366,397)	(9,114,294)
Manageable costs and expenses
Personnel and management (31.2)	(683,018)	(6,637)	(337,207)	-	(1,026,862)	(1,550,857)	(1,601,895)
Pension and healthcare plans (Note 22.3)	(181,080)	(1,028)	(84,073)	-	(266,181)	(248,773)	(228,634)
Materials	(80,822)	(7)	(11,618)	-	(92,447)	(69,822)	(72,680)
Third-party services (31.3)	(600,781)	(5,784)	(194,178)	-	(800,743)	(706,599)	(558,041)
Credit losses, provisions and reversals(31.4)	(84,387)	(125,132)	-	(621,697)	(831,216)	(184,990)	(201,415)
Other operational costs and expenses, net (31.6)	(253,486)	(48,150)	(119,162)	(113,696)	(534,494)	(365,285)	(369,154)
	(1,883,574)	(186,738)	(746,238)	(735,393)	(3,551,943)	(3,126,326)	(3,031,819)
Other
Depreciation and amortization	(1,218,259)	(2)	(57,483)	(25,238)	(1,300,982)	(1,082,539)	(1,009,913)
Construction cost (31.5)	(2,149,212)	-	-	-	(2,149,212)	(1,899,844)	(1,417,504)
	(3,367,471)	(2)	(57,483)	(25,238)	(3,450,194)	(2,982,383)	(2,427,417)
	(16,928,407)	(186,740)	(803,721)	(760,631)	(18,679,499)	(20,475,106)	(14,573,530)
31.1	Electricity purchased for resale

	12.31.2022	12.31.2021	12.31.2020
Purchase of Energy in the Regulated Environment - CCEAR	3,538,507	3,872,427	3,107,956
Itaipu Binacional	1,460,955	1,787,691	1,766,058
Electric Energy Trade Chamber - CCEE	370,207	1,673,116	1,176,798
Bilateral contracts	2,609,713	2,578,241	1,087,439
Program for incentive to alternative energy sources - Proinfa	437,461	271,435	221,406
Micro and mini generators	675,804	360,371	161,324
Fair value in the purchase and sale of power	-	35,818	-
(-) PIS/Pasep/Cofins taxes on electricity purchased for resale	(995,737)	(1,075,356)	(691,451)
	8,096,910	9,503,743	6,829,530
31.2	Personnel and management

	12.31.2022	12.31.2021	12.31.2020
Personnel
Salaries and management fees	655,094	691,660	696,837
Social charges on payroll	217,267	227,381	227,485
Meal and education allowance	98,963	102,957	107,052
Voluntary retirement program	(9,315)	139,232	66,905
	962,009	1,161,230	1,098,279
Management
Salaries and management fees	18,717	18,118	18,465
Social charges on payroll	3,872	3,832	3,233
Other expenses	256	254	237
	22,845	22,204	21,935

Provisions for performance and profit sharing
of employees and administrators	42,008	367,423	481,681

	1,026,862	1,550,857	1,601,895
31.3	Third party services

	12.31.2022	12.31.2021	12.31.2020
Maintenance of electrical system	338,283	319,162	206,688
Maintenance of facilities	97,216	103,726	97,889
Communication, processing and transmission of data	91,713	64,772	42,244
Consumer service / call center	83,203	66,733	56,583
Meter reading and bill delivery	53,660	52,831	48,895
Consulting and audit	53,344	38,832	41,043
Other services	83,324	60,543	64,699
	800,743	706,599	558,041

31.4	Credit losses, provisions and reversals

	12.31.2022	12.31.2021	12.31.2020
Provision for legal claims (Note 28)	626,602	190,071	150,269
Impairment of assets
Power generation concession contract	9,061	(2,604)	(10,502)
Gas operations (Note 11.1)	1,629	15,688	-
Property, plant and equipment - generation segment	73,697	(147,938)	(37,609)
Expected credit losses (Trade accounts and Other receivables)	125,132	125,226	92,587
Tax credits estimated losses (reversal of losses)	(4,905)	4,547	(1,298)
Provision (reversal) for losses on equity interests	-	-	7,968
	831,216	184,990	201,415

31.5	Construction costs

	12.31.2022	12.31.2021	12.31.2020
Materials	1,229,643	1,088,808	781,807
Third party services	704,105	626,540	460,952
Personnel	171,369	155,182	140,108
Other	44,095	29,314	34,637
	2,149,212	1,899,844	1,417,504
31.6	Other operating costs and expenses, net

	12.31.2022	12.31.2021	12.31.2020
Financial offset for the use of water resources	142,270	85,545	63,841
Taxes	61,856	43,308	37,847
Net losses (gains) in the decommissioning and disposal of assets	58,260	(61)	44,020
Collection charge	47,923	50,371	49,903
Insurance	42,460	33,678	26,593
Leasing and rent	39,128	21,067	9,705
Fair value of power generation concession assets	26,451	-	-
Aneel inspection fee	17,332	16,892	-
Compensation	14,703	48,679	38,423
Donations, contributions, grants, tax incentives (a)	8,117	41,152	22,136
Advertising and publicity
Associação das Emissoras de Radiodifusão do Paraná - AERP	11,789	11,400	11,455
Publicity	10,593	11,953	9,598
Sponsorship	2,620	897	1,126
Talento Olímpico Paranaense - TOP	4,665	4,750	4,750
Other net income, costs and expenses	46,327	(4,346)	49,757
	534,494	365,285	369,154
(a)	The balance includes the Company's social investments in education, culture, health, sports, among others, including incentive donations used as a tax benefit.